UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30 2010

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments

Putnam Money Market Fund

The fund's portfolio
6/30/10 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (19.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America Corp. FDIC guaranteed notes FRN, MTN	0.566	9/13/10	$28,000,000	$28,000,000
Citibank N.A. FDIC guaranteed notes FRN	0.583	9/30/10	19,924,000	19,924,000
Citigroup Funding, Inc. FDIC guaranteed sr. notes FRN,
MTN, Ser. D	0.438	7/30/10	31,000,000	31,000,000
Fannie Mae discount notes	0.235	9/1/10	25,300,000	25,289,761
Fannie Mae discount notes	0.230	8/25/10	10,000,000	9,996,486
Fannie Mae discount notes	0.215	7/12/10	3,300,000	3,299,783
Fannie Mae unsec. notes FRN	0.188	7/13/10	40,000,000	39,999,842
Federal Farm Credit Bank FRB	0.540	8/10/10	15,800,000	15,800,000
Federal Farm Credit Bank FRB	0.347	11/26/10	24,000,000	24,000,000
Federal Farm Credit Bank FRB, Ser. 1	0.357	2/28/11	23,000,000	23,000,000
Federal Home Loan Bank unsec. bonds FRB, Ser. 1	0.290	7/9/10	28,000,000	28,000,000
Federal Home Loan Bank unsec. bonds FRB, Ser. 1	0.238	11/8/10	20,000,000	20,000,000
Federal Home Loan Bank unsec. bonds FRB, Ser. 2	0.310	11/19/10	24,300,000	24,298,121
Freddie Mac discount notes	0.300	9/20/10	17,420,000	17,408,242
Freddie Mac discount notes	0.245	9/7/10	58,000,000	57,972,961
Freddie Mac discount notes	0.240	9/15/10	23,000,000	22,988,347
Freddie Mac unsec. notes FRN	0.508	9/24/10	24,600,000	24,598,857
Freddie Mac unsec. notes FRN	0.464	8/24/10	12,000,000	12,000,000
Freddie Mac unsec. notes FRN	0.200	7/14/10	31,000,000	31,000,000

Total U.S. government agency obligations (cost $458,576,400)				$458,576,400

U.S. TREASURY OBLIGATIONS (19.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.250	4/7/11	$25,000,000	$24,951,486
U.S. Treasury Bills	0.200	2/10/11	50,000,000	49,939,333
U.S. Treasury Bills	0.200	8/26/10	36,100,000	36,088,769
U.S. Treasury Bills	0.160	9/2/10	25,000,000	24,993,219
U.S. Treasury Bills	0.150	10/28/10	30,000,000	29,985,472
U.S. Treasury Bills	0.130	9/23/10	20,000,000	19,994,143
U.S. Treasury Bills	0.130	8/19/10	43,000,000	42,992,391
U.S. Treasury Bills	0.100	10/14/10	22,000,000	21,993,583
U.S. Treasury Bills	0.090	9/30/10	50,000,000	49,988,499
U.S. Treasury Bills	0.090	9/9/10	50,000,000	49,990,813
U.S. Treasury Notes (k)	4.875	4/30/11	23,000,000	23,866,672
U.S. Treasury Notes (k)	0.875	3/31/11	38,000,000	38,165,041
U.S. Treasury Notes (k)	0.875	2/28/11	44,000,000	44,166,915

Total U.S. treasury obligations (cost $457,116,336)				$457,116,336

CERTIFICATES OF DEPOSIT (15.2%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bank of Nova Scotia (Canada)	0.370	8/10/10	$24,000,000	$23,997,864
Bank of Tokyo-Mitsubishi UFJ, Ltd. (Japan)	0.300	7/12/10	25,200,000	25,200,000
BNP Paribas/New York, NY (France)	0.300	8/16/10	31,600,000	31,600,000
Credit Agricole Corporate and Investment Bank/New York
FRN (France)	0.390	7/2/10	27,800,000	27,800,071
DnB NOR Bank ASA/New York FRN (Norway)	0.354	10/19/10	26,000,000	26,000,000
ING Bank NV/London (Netherlands)	0.320	8/9/10	18,500,000	18,500,000
ING Bank NV/London (Netherlands)	0.280	7/8/10	33,300,000	33,300,000
Lloyds TSB Bank PLC/New York, NY FRN (United Kingdom)	0.851	5/6/11	15,500,000	15,500,000
National Australia Bank, Ltd. (Australia)	0.340	7/30/10	23,000,000	23,000,093
Rabobank Nederland NV/NY (Netherlands)	0.300	9/10/10	20,500,000	20,500,000
Royal Bank of Canada/New York, NY FRN (Canada)	0.351	11/4/10	25,450,000	25,450,000
Societe Generale/New York (France)	0.320	8/12/10	22,000,000	21,998,973
Toronto Dominion Bank/NY FRN (Canada)	0.351	2/4/11	25,700,000	25,700,000
Toronto Dominion Bank/NY FRN (Canada)	0.347	10/29/10	26,215,000	26,215,000
Westpac Banking Corp./NY FRN (Australia)	0.408	10/21/10	19,000,000	19,000,000

Total certificates of deposit (cost $363,762,001)				$363,762,001

REPURCHASE AGREEMENTS (12.4%)(a)
			Principal amount	Value

Interest in $325,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Bank of America
Securities, LLC due July 1, 2010 -- maturity value
of $119,400,166 for an effective yield of 0.05%
(collateralized by various Ginnie Mae mortgage backed
securities with coupon rates ranging from 4.50% to
6.00% and due dates ranging from March 15, 2038 to
June 15, 2040, valued at $331,500,001)			$119,400,000	$119,400,000
Interest in $100,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Citigroup Global
Markets, Inc. due July 1, 2010 -- maturity value
of $40,700,294 for an effective yield of 0.26%
(collateralized by various corporate bonds and notes
with coupon rates ranging from zero % to 8.60% and due
dates ranging from September 15, 2010 to
March 1, 2040, valued at $105,000,000)			40,700,000	40,700,000
Interest in $300,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Citigroup Global
Markets, Inc. due July 1, 2010 -- maturity value
of $71,000,158 for an effective yield of 0.08%
(collateralized by various mortgage backed securities
with coupon rates ranging from 2.668% to 6.68% and due
dates ranging from February 15, 2024 to
October 15, 2040, valued at $306,000,000)			71,000,000	71,000,000
Interest in $55,000,000 joint tri-party repurchase

agreement dated June 30, 2010 with Deutsche Bank
Securities, Inc. due July 1, 2010 -- maturity value
of $22,000,128 for an effective yield of 0.21%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 1.015% to 8.50% and due
dates ranging from March 20, 2012 to May 15, 2014,
valued at $57,750,001)			22,000,000	22,000,000
Interest in $80,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with JPMorgan
Securities, Inc. due July 1, 2010 -- maturity value
of $45,000,325 for an effective yield of 0.26%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 1.207% to 3.25% and due
dates ranging from July 8, 2010 to June 22, 2012,
valued at $81,600,309)			45,000,000	45,000,000

Total repurchase agreements (cost $298,100,000)				$298,100,000

SHORT-TERM INVESTMENT FUND (9.8%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.11% (e)			234,199,241	$234,199,241

Total short-term investment fund (cost $234,199,241)				$234,199,241

CORPORATE BONDS AND NOTES (9.7%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Commonwealth Bank of Australia 144A sr. unsec. notes
FRN (Australia)	0.321	6/28/11	$25,400,000	$25,400,000
JPMorgan Chase & Co. sr. unsec. notes FRN, MTN, Ser. C	0.858	9/24/10	23,000,000	23,015,456
JPMorgan Chase Bank NA sr. notes FRN	0.348	6/21/11	30,800,000	30,800,000
National Australia Bank, Ltd. 144A sr. unsec. notes
FRN (Australia)	0.377	1/27/11	26,000,000	26,000,000
Nordea Bank AB 144A FRN (Sweden)	0.475	6/20/11	26,100,000	26,100,000
Rabobank Nederland NV 144A sr. unsec. unsub. notes FRN
(Netherlands) (M)	0.436	8/16/14	12,000,000	12,000,000
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	0.790	5/15/14	27,375,000	27,375,000
Svenska Handelsbanken AB 144A FRN (Sweden)	0.333	2/11/11	27,000,000	27,000,000
Westpac Banking Corp. 144A sr. unsec. notes FRN
(Australia)	0.401	7/1/11	16,000,000	16,000,000
Westpac Banking Corp. sr. unsec. notes FRN, MTN
(Australia)	0.324	5/27/11	18,000,000	18,000,000

Total corporate bonds and notes (cost $231,690,456)				$231,690,456

ASSET-BACKED COMMERCIAL PAPER (5.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Royal Park Investments Funding Corp. (Belgium)	0.300	7/9/10	$18,400,000	$18,398,773
Royal Park Investments Funding Corp. (Belgium)	0.290	7/7/10	10,000,000	9,999,517
Sheffield Receivables (United Kingdom)	0.270	8/11/10	26,000,000	25,992,005
Straight-A Funding, LLC	0.420	8/24/10	20,000,000	19,987,400
Windmill Funding Corp. (United Kingdom)	0.330	7/19/10	16,500,000	16,497,278
Windmill Funding Corp. (United Kingdom)	0.300	7/6/10	23,000,000	22,999,042
Windmill Funding Corp. (United Kingdom)	0.270	7/7/10	11,500,000	11,499,483

Total asset-backed commercial paper (cost $125,373,498)				$125,373,498

COMMERCIAL PAPER (5.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. 144A
(Australia)	0.397	11/23/10	$30,000,000	$30,000,000
Banco Bilbao Vizcaya Argentaria SA/London (Spain)	0.310	7/16/10	23,000,000	22,997,029
DnB NOR Bank ASA 144A FRN (Norway)	0.441	3/1/11	24,300,000	24,300,000
International Bank for Reconstruction and Development
(Supra-Nation)	0.250	7/1/10	4,000,000	4,000,000
Nationwide Building Society (United Kingdom)	0.330	7/15/10	24,000,000	23,996,920
Nordea North America, Inc. (Sweden)	0.280	7/16/10	20,000,000	19,997,667

Total commercial paper (cost $125,291,616)				$125,291,616

MUNICIPAL BONDS AND NOTES (4.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Colorado (0.9%)
Colorado Housing & Finance Authority VRDN Class I,
Ser. AA-1 (Fannie Mae (LOC)), (Freddie Mac (LOC)) (M)	0.320	5/1/41	$17,185,000	$17,185,000
Colorado Housing & Finance Authority VRDN (Single
Family) Class I, Ser. C-2 (Fannie Mae (LOC)), (Freddie
Mac (LOC)) (M)	0.320	11/1/35	4,475,000	4,475,000
				21,660,000

Indiana (0.4%)
Indiana State Finance Authority VRDN (Lease
appropriation) Ser. A-2 (M)	0.140	2/1/37	10,200,000	10,200,000
				10,200,000

Maryland (0.9%)
Johns Hopkins University Commercial Paper Ser. A	0.290	9/8/10	8,641,000	8,641,000
Johns Hopkins University Commercial Paper Ser. C	0.250	7/21/10	12,500,000	12,500,000
				21,141,000

Massachusetts (0.9%)
Massachusetts Health & Educational Facility
Authorities Commercial Paper (Harvard University) Ser.
EE	0.250	8/12/10	8,000,000	8,000,000
Massachusetts Health & Educational Facility
Authorities Commercial Paper (Harvard University) Ser.

EE	0.250	8/4/10	12,668,000	12,668,000
				20,668,000

Oklahoma (0.4%)
Oklahoma State Turnpike Authority VRDN, Ser. F (M)	0.140	1/1/28	10,300,000	10,300,000
				10,300,000

Texas (1.0%)
Tarrant County, Cultural Education Facilities Finance
Corp. VRDN (Texas Health Resources), Ser. D (M)	0.130	11/15/19	10,000,000	10,000,000
University of Texas System Board of Regents Revenue
Financing System Commercial Paper Ser. A	0.250	8/3/10	5,500,000	5,500,000
University of Texas System Board of Regents Revenue
Financing System Commercial Paper Ser. A	0.250	8/3/10	8,400,000	8,400,000
				23,900,000

Total municipal bonds and notes (cost $107,869,000)				$107,869,000

TOTAL INVESTMENTS

Total investments (cost $2,401,978,548) (b)				$2,401,978,548

Key to holding's abbreviations

FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
LOC	Letter of Credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2009 through June 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $2,396,812,855.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $103,418 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,431,204,902 and $1,255,849,098, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(k) The rates shown are the current interest rates at the close of the reporting period.

(M) The security's effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN and VRDN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	67.8%
Australia	6.6
Canada	5.4
United Kingdom	4.8
Netherlands	3.5
France	3.4
Sweden	3.0
Norway	2.1
Belgium	1.2
Japan	1.0
Spain	1.0
Supra-Nation	0.2

Total	100.0%

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$--	$125,373,498	$--

Certificates of deposit	--	363,762,001	--

Commercial paper	--	125,291,616	--

Corporate bonds and notes	--	231,690,456	--

Municipal bonds and notes	--	107,869,000	--

Repurchase agreements	--	298,100,000	--

Short-term investment fund	234,199,241	--	--

U.S. government agency obligations	--	458,576,400	--

U.S. treasury obligations	--	457,116,336	--

Totals by level	$234,199,241	$2,167,779,307	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: August 27, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 27, 2010